LOSS PER SHARE - Computation of diluted loss per share (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	[1]	Sep. 30, 2019	Sep. 30, 2018	[1],[2]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net loss used in computation of basic earnings per share	$ (1,147)	$ (1,203)		$ (4,269)	$ (1,515)		$ (1,729)	$ (5,301)	$ (14,403)
Changes in the fair value of the Viola warrants and Warrants (Series 4), which are classified as a liability							(2,434)	(1,785)
Net loss attributed to the ordinary shares (diluted)							$ (4,163)	$ (7,086)	$ (14,403)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.